Other items from operating activities	12 Months Ended
Dec. 31, 2018
Other items from operating activities
Other items from operating activities

6) Other items from operating activities

6.1) Other income and other expense

For the year ended December 31,
(M$)	2018	2017	2016
Gains on disposal of assets	1,041	2,784	479
Foreign exchange gains	252	785	548
Other	545	242	272
Other income	1,838	3,811	1,299

Losses on disposal of assets	(111)	(186)	(216)
Foreign exchange losses	(444)	—	—
Amortization of other intangible assets (excl. mineral interests)	(225)	(192)	(344)
Other	(493)	(656)	(467)
Other expense	(1,273)	(1,034)	(1,027)

Other income

In 2018, gains on disposal of assets are mainly related to the sale of assets and interests in Norway, Canada and Gabon in the Exploration & Production segment, to the sale of Dunkerque LNG SAS and SunPower assets in the Gas Renewables & Power segment and the sale of TotalErg and Total Haiti in the Marketing & Services segment.

In 2017, gains on disposal of assets mainly related to the sale of Atotech in the Refining & Chemicals segment and to the sale of assets in Gabon in the Exploration & Production segment.

In 2016, gains on disposal of assets mainly related to sales of assets in United-Kingdom in the Exploration & Production segment.

Other expense

In 2018, the heading “Other” mainly consists of  the restructuring charges in the Exploration & Production, Gas Renewables & Power and Refining & Chemicals segments for an amount of $179 million, $77 million of the impairment of non-consolidated shares and loans granted to non-consolidated subsidiaries and equity affiliates.

In 2017, losses on disposal mainly related to the sale of 15% interests in the Gina Krog field in Norway. The heading “Other” mainly consisted of the impairment of non-consolidated shares and loans granted to non-consolidated subsidiaries and equity affiliates for an amount of $172 million and $64 million of restructuring charges in the Exploration & Production, Gas Renewables & Power and Refining & Chemicals segments.

In 2016, the loss on disposals mainly related to the sale of 20% of interests in Kharyaga in Russia. The heading “Other” mainly consisted of the impairment of non-consolidated shares and loans granted to non-consolidated subsidiaries and equity affiliates for an amount of $142 million and $37 million of restructuring charges in the Refining & Chemicals and Marketing & Services segments.

6.2) Other financial income and expense

As of December 31,
(M$)	2018	2017	2016
Dividend income on non-consolidated subsidiaries	171	167	170
Capitalized financial expenses	519	460	477
Other	430	330	324
Other financial income	1,120	957	971

Accretion of asset retirement obligations	(530)	(544)	(523)
Other	(155)	(98)	(113)
Other financial expense	(685)	(642)	(636)

6.3) Other non-current assets

As of December 31, 2018		Valuation
(M$)	Gross value	allowance	Net value
Loans and advances(a)	2,180	(303)	1,877
Other non-current financial assets related to operational activities	471	—	471
Other	161	—	161
Total	2,812	(303)	2,509

As of December 31, 2017		Valuation
(M$)	Gross value	allowance	Net value
Loans and advances(a)	3,237	(359)	2,878
Other non-current financial assets related to operational activities	937	—	937
Other	169	—	169
Total	4,343	(359)	3,984

As of December 31, 2016		Valuation
(M$)	Gross value	allowance	Net value
Loans and advances(a)	3,334	(286)	3,048
Other non-current financial assets related to operational activities	1,069	—	1,069
Other	26	—	26
Total	4,429	(286)	4,143

(a)	Excluding loans to equity affiliates.

Changes in the valuation allowance on loans and advances are detailed as follows:

For the year ended December 31,				Currency
	Valuation			translation	Valuation
	allowance as of			adjustment and	allowance as of
(M$)	January 1,	Increases	Decreases	other variations	December 31,
2018	(359)	(5)	35	26	(303)
2017	(286)	(50)	11	(34)	(359)
2016	(280)	(15)	7	2	(286)